Stockholders Deficit (Details 5)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividend yield	0.00%	0.00%	0.00%
Expected life			5 years
Expected Volatility	69.00%	39.00%	70.00%
Risk free interest rate	4.23%	0.00%	4.06%
Minimum [Member]
Expected life	5 years	5 years
Maximum [Member]
Expected life	10 years	10 years
Warrant To Purchase Of Common Stock [Member]
Dividend yield	0.00%
Expected Volatility	69.00%
Risk free interest rate	4.23%
Warrant To Purchase Of Common Stock [Member] | Minimum [Member]
Expected life	3 years
Warrant To Purchase Of Common Stock [Member] | Maximum [Member]
Expected life	5 years